Securitizations and Other Variable Interest Entities - First Lien Mortgages (Details) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Commercial Mortgage Backed Securities [Member]
In Text Details [Abstract]
Servicing Fee And Ancillary Fee Income	$ 12,000,000		$ 21,000,000
Servicing Advance	152,000,000		156,000,000
Consumer Mortgage [Member]
In Text Details [Abstract]
Servicing Fee And Ancillary Fee Income	5,800,000,000		6,400,000,000
Servicing Advance	26,000,000,000		24,300,000,000
First Lien Mortgages [Member]
Table Details [Abstract]
Gain on Sale of Mortgage Loans	2,900,000,000		5,100,000,000
In Text Details [Abstract]
Loans repurchased from investors and securitization trusts	9,000,000,000		14,500,000,000
First Lien Mortgages [Member] | Residential Mortgage Backed Securities [Member]
In Text Details [Abstract]
Transfers of Financial Assets Accounted for as Sale, Initial Fair Value of Assets Obtained as Proceeds	545,000,000		23,700,000,000
First Lien Mortgages [Member] | Agency Securities [Member]
Securitizations Related Information [Abstract]
Cash proceeds from new securitizations	142,910,000,000	[1]	243,901,000,000	[1]
Loss on securitizations, net of hedges	(373,000,000)	[2]	(473,000,000)	[2]
Cash flows received on residual interests	0		0
First Lien Mortgages [Member] | Prime Loan [Member]
Securitizations Related Information [Abstract]
Loss on securitizations, net of hedges	0		0
Cash flows received on residual interests	3,000,000		18,000,000
First Lien Mortgages [Member] | Subprime Loan [Member]
Securitizations Related Information [Abstract]
Cash proceeds from new securitizations	0		0
Loss on securitizations, net of hedges	0		0
Cash flows received on residual interests	38,000,000		58,000,000
First Lien Mortgages [Member] | Alt-A Loan [Member]
Securitizations Related Information [Abstract]
Cash proceeds from new securitizations	36,000,000	[1]	7,000,000	[1]
Loss on securitizations, net of hedges	0		0
Cash flows received on residual interests	6,000,000		2,000,000
First Lien Mortgages [Member] | Commercial Mortgage Backed Securities [Member]
Securitizations Related Information [Abstract]
Cash proceeds from new securitizations	4,468,000,000	[1]	4,227,000,000	[1]
Loss on securitizations, net of hedges	0		0
Cash flows received on residual interests	$ 18,000,000		$ 20,000,000

[1]	The Corporation sells residential mortgage loans to GSEs in the normal course of business and receives MBS in exchange which may then be sold into the market to third-party investors for cash proceeds.
[2]	Substantially all of the first-lien residential mortgage loans securitized are initially classified as LHFS and accounted for under the fair value option. As such, gains are recognized on these LHFS prior to securitization. During 2011 and 2010, the Corporation recognized $2.9 billion and $5.1 billion of gains on these LHFS, net of hedges.